UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-23c-3

NOTIFICATION OF REPURCHASE OFFER

PURSUANT TO RULE 23c-3 [17 CFR 270.23c-3]

1.	Investment Company Act File Number: 811-22969	Date of Notification: January 19, 2021
2.	Exact name of investment company as specified in registration statement: Palmer Square Opportunistic Income Fund
3.	Address of principal executive office: 1900 Shawnee Mission Parkway, Suite 315, Mission Woods, KS 66205
4.	Check one of the following:
	A. [X]	The notification pertains to a periodic repurchase offer under paragraph (b) of Rule 23c-3.
	B. [ ]	The notification pertains to a discretionary repurchase offer under paragraph (c) of Rule 23c-3.
	C. [ ]	The notification pertains to a periodic repurchase offer under paragraph (b) of Rule 23c-3 and a discretionary repurchase offer under paragraph (c) of Rule 23c-3.

By:	/s/ Evan Robledo
Evan Robledo

Assistant Treasurer

PALMER SQUARE OPPORTUNISTIC INCOME FUND

DIRECT SHAREHOLDER REPURCHASE OFFER NOTICE

January 15, 2021

Dear Palmer Square Opportunistic Income Fund Shareholder:

Notice is hereby given to shareholders of the Palmer Square Opportunistic Income Fund (the “Fund”) of the Fund’s quarterly repurchase offer (the “Repurchase Offer”). The Fund is a closed-end interval fund offering shares that are not redeemable daily for cash. To provide shareholders with some liquidity, the Fund has adopted a quarterly share repurchase program to repurchase a portion of its outstanding shares at net asset value (“NAV”) on a specified repurchase date, as discussed below. You can generally only tender shares for repurchase during one of the Fund’s scheduled quarterly repurchase offer periods.

This Repurchase Offer is made to holders of record of the Fund’s shares as of the close of business on
December 31, 2020.

If you are not interested in tendering your shares for repurchase at this time, you may disregard this letter and take no action. If you are interested in tendering your shares for repurchase at this time, please read the enclosed materials and follow the instructions set forth herein and complete the attached repurchase request form (the “Repurchase Request Form”). All repurchase requests must be submitted in proper form to UMB Fund Services, Inc., the Fund’s transfer agent (the “Transfer Agent”) by the Repurchase Request Deadline (as defined below).

Please note that the Fund’s quarterly repurchase offer period will begin on January 15, 2021 and will end at 4:00 p.m. ET on February 9, 2021 (the “Repurchase Request Deadline”). All Repurchase Request Forms must be completed in proper form and received by the Transfer Agent by 4:00 p.m. ET on the Repurchase Request Deadline.

Please note that a repurchase of shares by the Fund may be a taxable event; consult your financial adviser or tax adviser for more information.

The Repurchase Request Deadline will be strictly observed. If you fail to submit the Repurchase Request Form in accordance with the enclosed Repurchase Offer in proper form prior to the Repurchase Request Deadline, the Fund will not repurchase your shares or a portion thereof until a subsequent quarterly repurchase offer, at which time you must submit a new repurchase request for that offer. Shares will be subject to NAV fluctuation during that period.

Please refer to the Fund’s Prospectus and the enclosed Repurchase Offer for additional information. If you have any questions, please contact a service representative by calling 1-866-933-9033. The enclosed documents apply to the current repurchase offer period, and new documents will be mailed in connection with subsequent quarterly repurchase offers.

Sincerely,

Palmer Square Opportunistic Income Fund

PALMER SQUARE OPPORTUNISTIC INCOME FUND

DIRECT SHAREHOLDER REPURCHASE OFFER

1. The Offer. Palmer Square Opportunistic Income Fund (the “Fund”) is offering to repurchase for cash up to five percent (5%) in the aggregate of its issued and outstanding shares (“Shares”), determined as of the close of the New York Stock Exchange (“NYSE”) on the Repurchase Pricing Date (defined below), at a price equal to the Fund’s net asset value per Share (“NAV”), determined as of the close of the New York Stock Exchange (“NYSE”) on the Repurchase Pricing Date (defined below), upon the terms and conditions set forth in (i) this Repurchase Offer, (ii) the Palmer Square Opportunistic Income Fund Shareholder Repurchase Offer notice (the “Repurchase Offer Notice”), (iii) the Fund’s prospectus and statement of additional information, and (iv) the related repurchase request form (“Repurchase Request Form”). Together those documents constitute the “Offer.” If you wish to participate in the Offer, you must tender the Shares you wish to have repurchased by the Repurchase Request Deadline. The Offer is not conditioned upon the tender for repurchase of any minimum number of Shares. The purpose of the Offer is to provide some liquidity to shareholders since the Fund is unaware of any secondary market for the Shares. The Fund currently does not charge a processing fee for handling repurchase requests.

2. Repurchase Request Offer Period and Repurchase Request Deadline. This Offer begins on
January 15, 2021. All tenders of Shares for repurchase must be received in proper form by the Transfer Agent, between January 15, 2021 and 4:00 p.m. ET on February 9, 2021, (the “Repurchase Request Deadline”). The Repurchase Request Deadline will be strictly observed. The Fund does not currently charge a repurchase fee.

The Fund will not accept any alternative, conditional or contingent tenders for repurchase. All tendering shareholders, by submitting the Repurchase Request Form, waive any right to receive any notice of the acceptance of their tender.

3. Repurchase Pricing Date. The date on which the Fund’s NAV applicable to the Offer will be determined is as of the close of the NYSE on February 9, 2021 (the “Repurchase Pricing Date”). Pursuant to Rule 23c-3 under the Investment Company Act of 1940, as amended (the “1940 Act”), the Fund may use a repurchase pricing date earlier than February 9, 2021 if, on or immediately following the Repurchase Request Deadline, it appears that the use of an earlier repurchase pricing date is not likely to result in significant dilution of the NAV of either Shares that are tendered in the Repurchase Offer or Shares that are not so tendered. If the Fund were to use a repurchase pricing date earlier than February 9, 2021, there is a risk that the Fund’s NAV per Share (and thus the price that you will receive) may fluctuate between those dates.

4. Payment for Shares Repurchased. The Fund expects to distribute payment to shareholders between one and three business days after the Repurchase Pricing Date and will distribute such payment no later than seven calendar days after the Repurchase Pricing Date (the “Repurchase Payment Date”).

5. Increase in Number of Shares Repurchased; Pro Rata Repurchase. If the Offer is oversubscribed (i.e. shareholders tender for repurchase more than the Shares which the Fund is offering to repurchase) the Fund may (but is not obligated to) increase the number of Shares that the Fund is offering to repurchase by up to an additional 2.00% of the number of Shares outstanding on the Repurchase Pricing Date. If the number of Shares tendered for repurchase exceeds the number of Shares which the Fund is offering to repurchase, including, when applicable, the additional up to 2.00% of Shares described above, the Fund is required to repurchase the Shares tendered on a pro rata basis, rounded down to the nearest .001 of a Share. However, the Fund may accept all shares tendered for repurchase by shareholders who own less than 100 shares and who tender all of their shares. There can be no assurance that the Fund will be able to repurchase all the Shares that you tender even if you tender all the Shares that you own. In the event of an oversubscribed Offer, you may be unable to liquidate some or all of your investment. You may have to wait until a subsequent quarterly repurchase offer to tender Shares that the Fund was unable to repurchase, and you will be subject to the risk of NAV fluctuations during that period. You must submit a new Repurchase Request Form for a subsequent offer. Any subsequent offer may also be oversubscribed.

6. Withdrawal or Modification of Number of Shares to be Repurchased. Shares submitted pursuant to the Offer may be withdrawn or you may change the number of Shares submitted for repurchase at any time prior to 4:00 p.m. ET on the Repurchase Request Deadline. With respect to Shares held directly, shareholders seeking to modify or withdraw their tender of Shares must send to the Transfer Agent, at the address noted on the Repurchase Request Form, a notice of withdrawal or notice of modification, as applicable, that specifies the name of the person withdrawing or modifying a tender of Shares and the number of Shares to be withdrawn or the modified number of Shares to be tendered. Shares properly withdrawn will not thereafter be deemed to be tendered for purposes of the Offer. However, withdrawn Shares may be retendered by following the procedures described herein prior to the Repurchase Request Deadline. For further information regarding modifications or withdrawals of tenders, you may call 1-866-933-9033.

7. Suspension or Postponement of Repurchase Offer. The Fund may suspend or postpone a repurchase offer in limited circumstances set forth in Rule 23c-3 under the 1940 Act, as described below, but only with the approval of a majority of the Trustees, including a majority of Trustees who are not “interested persons” of the Fund, as defined in the 1940 Act.

The Fund may suspend or postpone a repurchase offer only: (1) if making or effecting the repurchase offer would cause the Fund to lose its status as a regulated investment company under the Internal Revenue Code of 1986, as amended; (2) if making or effecting the repurchase offer would cause the shares that are subject to the offer that are either listed on a national securities exchange or quoted in an inter-dealer quotation system of a national securities association to be neither listed on any national securities exchange nor quoted on any inter-dealer quotation system of a national securities association; (3) for any period during which NYSE or any other market in which the securities owned by the Fund are principally traded is closed, other than customary weekend and holiday closings, or during which trading in such market is restricted; (4) for any period during which an emergency exists as a result of which disposal by the Fund of securities owned by it is not reasonably practicable, or during which it is not reasonably practicable for the Fund fairly to determine the value of its net assets; or (5) for such other periods as the Securities and Exchange Commission may by order permit for the protection of shareholders of the Fund.

If the Offer is suspended or postponed, the Fund will provide notice of the suspension or postponement to each shareholder of the Fund. If the Fund renews the Offer, the Fund will send a new notification to each shareholder with details concerning the terms and conditions of the renewed Offer.

8. Tax Consequences. Shareholders should consult their tax advisers regarding the specific tax consequences, including state and local tax consequences, of a repurchase. The Fund intends to take the position that a repurchase of Shares pursuant to the Offer will be treated for federal income tax purposes as a sale or exchange of Shares by the tendering shareholder, but the Internal Revenue Service may disagree with that position. If the repurchase is treated as a sale or exchange for tax purposes, any gain or loss recognized will be treated as capital gain or loss by shareholders that hold their shares as capital assets. If the repurchase is not treated as a sale or exchange for tax purposes, the amount received upon the repurchase of Shares will be treated in whole or in part as a dividend from the fund, a return of capital or capital gain, depending on the Fund’s earnings and profits for its taxable year and the tendering shareholder’s basis in the Shares. In addition, if any amounts received are treated as a dividend to tendering shareholders, a constructive dividend may be treated as received by non-tendering shareholders whose proportionate interest in the Fund has been increased as a result of the tender. Shareholders should review the discussions of tax matters in the Fund’s Prospectus and Statement of Additional Information for additional information concerning the treatment of the proceeds of a repurchase of Shares.

Withholding on Non-U.S. Shareholders. The Transfer Agent will withhold federal income taxes equal to 30% of the gross payments payable to a non-U.S. shareholder in exchange for Shares repurchased pursuant to the Offer unless the non-U.S. shareholder has provided to the Transfer Agent an appropriate IRS Form W-8 on which the shareholder claims eligibility for a reduced rate of withholding or establishes an exemption from withholding on dividends. A non-U.S. shareholder may be eligible to obtain a refund of tax withheld if such shareholder is able to timely establish that no tax or a reduced amount of tax was due.

Transfer Taxes. The Fund will pay all share transfer taxes, if any, payable on the transfer to it of Shares repurchased pursuant to the Offer. If, however, (a) payment of the Purchase Price is to be made to any person other than the registered owner(s), or (b) (in the circumstances permitted by the Offer) unpurchased Shares are to be registered in the name(s) of any person other than the registered owner(s), then the amount of any transfer taxes (whether imposed on the registered owner(s) or such other persons) payable on account of the transfer to such person(s) will be deducted from the purchase price by the Transfer Agent unless satisfactory evidence of the payment of such taxes, or exemption therefrom, is submitted.

9. Documents in Proper Form. All questions as to the validity, form, eligibility (including time of receipt) and acceptance of any tender of Shares will be determined by the Fund in its sole discretion, and its determination will be final and binding on all parties. The Fund reserves the absolute right to reject any or all tenders determined by it not to be in appropriate form or the acceptance of or payment for any Shares which may, in the opinion of the Fund’s counsel, be unlawful. The Fund also reserves the absolute right to waive any of the conditions of the Offer or any defect or irregularity in any tender of Shares, whether in general or with respect to any particular Shares or particular shareholder(s), and the Fund’s interpretations of the terms and conditions of the Offer will be final and binding on all parties. Unless waived, any defects or irregularities in connection with tenders must be cured within such time as the Fund determines. Tendered Shares will not be accepted for repurchase unless all defects and irregularities have either been cured within such time or waived by the Fund. None of the Fund, Palmer Square Capital Management, LLC, UMBFS or any other person shall be obligated to give notice of defects or irregularities in tenders, nor shall any of them incur any liability for failure to give any such notice. The Fund and UMBFS will not be liable for any loss incurred in the event that the Fund accepts repurchase requests that the Fund reasonably believes to be genuine.

Neither the Fund nor its Board of Trustees makes any recommendation to any shareholder as to whether to tender or refrain from tendering Shares. Each shareholder must make an independent decision whether to tender Shares and, if so, how many Shares to tender. No person has been authorized to make any recommendation on behalf of the Fund as to whether shareholders should tender Shares pursuant to this Offer. No person has been authorized to give any information or to make any representations in connection with the Offer other than those contained herein, in the Repurchase Offer Notice, in the Repurchase Request Form or in the Fund’s Prospectus.

For a copy of the Fund’s Prospectus or for other information, visit www.palmersquarefunds.com or call
1-866-933-9033.

Dated: January 15, 2021

PALMER SQUARE OPPORTUNISTIC INCOME FUND

INDIRECT SHAREHOLDER REPURCHASE OFFER NOTICE

January 15, 2021

Dear Palmer Square Opportunistic Income Fund Shareholder:

Notice is hereby given to shareholders of the Palmer Square Opportunistic Income Fund (the “Fund”) of the Fund’s quarterly repurchase offer (the “Repurchase Offer”). The Fund is a closed-end interval fund offering shares that are not redeemable daily for cash. To provide shareholders with some liquidity, the Fund has adopted a quarterly share repurchase program to repurchase a portion of its outstanding shares at net asset value (“NAV”) on a specified repurchase date, as discussed below. You can generally only tender shares for repurchase during one of the Fund’s scheduled quarterly repurchase offer periods.

This Repurchase Offer is made to holders of record of the Fund’s shares as of the close of business on
December 31, 2020.

If you are not interested in tendering your shares for repurchase at this time, you may disregard this letter and take no action. If you are interested in tendering your shares for repurchase at this time, please read the enclosed materials and contact your registered investment adviser or other intermediary (“Authorized Intermediary”). All repurchase requests must be made through your Authorized Intermediary. If your Authorized Intermediary has changed since your last purchase of Fund shares and you would like to submit a repurchase request, please send an email to investorrelations@palmersquarecap.com or call 1-866-933-9033.

Please note that the Fund’s quarterly repurchase offer period will begin on January 15, 2021 and will end at 4:00 p.m. ET on February 9, 2021 (the “Repurchase Request Deadline”). All trades must be submitted by your Authorized Intermediary via the NSCC by 4:00 p.m. ET on the Repurchase Request Deadline.

Please note that a repurchase of shares by the Fund may be a taxable event; consult your financial adviser or tax adviser for more information.

The Repurchase Request Deadline will be strictly observed. If your Authorized Intermediary fails to submit the repurchase trade in proper form prior to the Repurchase Request Deadline the Fund will not repurchase your shares or a portion thereof until a subsequent quarterly repurchase offer, at which time you must submit a new repurchase request for that offer. Shares will be subject to NAV fluctuation during that period.

Please refer to the Fund’s Prospectus and the enclosed Repurchase Offer for additional information. If you have any questions, please contact your Authorized Intermediary or a service representative by calling 1-866-933-9033. The enclosed documents apply to the current repurchase offer period, and new documents will be mailed in connection with subsequent quarterly repurchase offers.

Sincerely,

Palmer Square Opportunistic Income Fund

PALMER SQUARE OPPORTUNISTIC INCOME FUND

REPURCHASE OFFER

1. The Offer. Palmer Square Opportunistic Income Fund (the “Fund”) is offering to repurchase for cash up to five percent (5%) in the aggregate of its issued and outstanding shares (“Shares”), determined as of the close of the New York Stock Exchange (“NYSE”) on the Repurchase Pricing Date (defined below), at a price equal to the Fund’s net asset value per Share (“NAV”), determined as of the close of the New York Stock Exchange (“NYSE”) on the Repurchase Pricing Date (defined below), upon the terms and conditions set forth in (i) this Repurchase Offer, (ii) the Palmer Square Opportunistic Income Fund Shareholder Repurchase Offer notice (the “Repurchase Offer Notice”), (iii) the Fund’s prospectus and statement of additional information, and (iv) the related repurchase request (“Repurchase Request”). Together those documents constitute the “Offer.” If you wish to participate in the Offer, you must tender the Shares you wish to have repurchased prior to the Repurchase Request Deadline (defined below). The Offer is not conditioned upon the tender for repurchase of any minimum number of Shares. The purpose of the Offer is to provide some liquidity to shareholders since the Fund is unaware of any secondary market for the Shares. The Fund currently does not charge a processing fee for handling repurchase requests. However, your Authorized Intermediary may charge a transaction fee for submitting a repurchase request for you.

2. Repurchase Request Offer Period and Repurchase Request Deadline. This Offer begins on
January 15, 2021. All tenders of Shares for repurchase must be received in proper form by the Transfer Agent, between January 15, 2021 and 4:00 p.m. ET on February 9, 2021, (the “Repurchase Request Deadline”). The Repurchase Request Deadline will be strictly observed. The Fund does not currently charge a repurchase fee.

The Fund will not accept any alternative, conditional or contingent tenders for repurchase. All tendering shareholders, by submitting the Repurchase Request, waive any right to receive any notice of the acceptance of their tender.

3. Repurchase Pricing Date. The date on which the Fund’s NAV applicable to the Offer will be determined is as of the close of the NYSE on February 9, 2021 (the “Repurchase Pricing Date”). Pursuant to Rule 23c-3 under the Investment Company Act of 1940, as amended (the “1940 Act”), the Fund may use a repurchase pricing date earlier than February 9, 2021 if, on or immediately following the Repurchase Request Deadline, it appears that the use of an earlier repurchase pricing date is not likely to result in significant dilution of the NAV of either Shares that are tendered in the Repurchase Offer or Shares that are not so tendered. If the Fund were to use a repurchase pricing date earlier than February 9, 2021, there is a risk that the Fund’s NAV per Share (and thus the price that you will receive) may fluctuate between those dates.

4. Payment for Shares Repurchased. The Fund expects to distribute payment to shareholders between one and three business days after the Repurchase Pricing Date and will distribute such payment no later than seven calendar days after the Repurchase Pricing Date (the “Repurchase Payment Date”).

5. Increase in Number of Shares Repurchased; Pro Rata Repurchase. If the Offer is oversubscribed (i.e. shareholders tender for repurchase more than the Shares which the Fund is offering to repurchase) the Fund may (but is not obligated to) increase the number of Shares that the Fund is offering to repurchase by up to an additional 2.00% of the number of Shares outstanding on the Repurchase Pricing Date. If the number of Shares tendered for repurchase exceeds the number of Shares which the Fund is offering to repurchase, including, when applicable, the additional up to 2.00% of Shares described above, the Fund is required to repurchase the Shares tendered on a pro rata basis, rounded down to the nearest .001 of a Share. However, the Fund may accept all shares tendered for repurchase by shareholders who own less than 100 shares and who tender all of their shares. There can be no assurance that the Fund will be able to repurchase all the Shares that you tender even if you tender all the Shares that you own. In the event of an oversubscribed Offer, you may be unable to liquidate some or all of your investment. You may have to wait until a subsequent quarterly repurchase offer to tender Shares that the Fund was unable to repurchase, and you will be subject to the risk of NAV fluctuations during that period. You must submit a new repurchase request for a subsequent offer. Any subsequent offer may also be oversubscribed.

6. Withdrawal or Modification of Number of Shares to be Repurchased. Shares submitted pursuant to the Offer may be withdrawn or you may change the number of Shares submitted for repurchase at any time prior to 4:00 p.m. ET on the Repurchase Request Deadline. Please consult your Authorized Intermediary if you wish to modify or withdraw a repurchase request. Your Authorized Intermediary will be able to modify or withdraw the tender of Shares by sending to the Transfer Agent, at the address noted on the Repurchase Request Form, a notice of withdrawal or notice of modification, as applicable, that specifies the name of the person withdrawing or modifying a tender of Shares and the number of Shares to be withdrawn or the modified number of Shares to be tendered. Shares properly withdrawn will not thereafter be deemed to be tendered for purposes of the Offer. However, withdrawn Shares may be retendered by following the procedures described herein prior to the Repurchase Request Deadline. For further information regarding modifications or withdrawals of tenders, you may call 1-866-933-9033 or contact the Authorized Intermediary through which you hold your Shares.

7. Suspension or Postponement of Repurchase Offer. The Fund may suspend or postpone a repurchase offer in limited circumstances set forth in Rule 23c-3 under the 1940 Act, as described below, but only with the approval of a majority of the Trustees, including a majority of Trustees who are not “interested persons” of the Fund, as defined in the 1940 Act.

The Fund may suspend or postpone a repurchase offer only: (1) if making or effecting the repurchase offer would cause the Fund to lose its status as a regulated investment company under the Internal Revenue Code of 1986, as amended; (2) if making or effecting the repurchase offer would cause the shares that are subject to the offer that are either listed on a national securities exchange or quoted in an inter-dealer quotation system of a national securities association to be neither listed on any national securities exchange nor quoted on any inter-dealer quotation system of a national securities association; (3) for any period during which NYSE or any other market in which the securities owned by the Fund are principally traded is closed, other than customary weekend and holiday closings, or during which trading in such market is restricted; (4) for any period during which an emergency exists as a result of which disposal by the Fund of securities owned by it is not reasonably practicable, or during which it is not reasonably practicable for the Fund fairly to determine the value of its net assets; or (5) for such other periods as the Securities and Exchange Commission may by order permit for the protection of shareholders of the Fund.

If the Offer is suspended or postponed, the Fund will provide notice of the suspension or postponement to each shareholder of the Fund. If the Fund renews the Offer, the Fund will send a new notification to each shareholder with details concerning the terms and conditions of the renewed Offer.

8. Tax Consequences. Shareholders should consult their tax advisers regarding the specific tax consequences, including state and local tax consequences, of a repurchase. The Fund intends to take the position that a repurchase of Shares pursuant to the Offer will be treated for federal income tax purposes as a sale or exchange of Shares by the tendering shareholder, but the Internal Revenue Service may disagree with that position. If the repurchase is treated as a sale or exchange for tax purposes, any gain or loss recognized will be treated as capital gain or loss by shareholders that hold their shares as capital assets. If the repurchase is not treated as a sale or exchange for tax purposes, the amount received upon the repurchase of Shares will be treated in whole or in part as a dividend from the Fund, a return of capital or capital gain, depending on the Fund’s earnings and profits for its taxable year and the tendering shareholder’s basis in the Shares. In addition, if any amounts received are treated as a dividend to tendering shareholders, a constructive dividend may be treated as received by non-tendering shareholders whose proportionate interest in the Fund has been increased as a result of the tender. Shareholders should review the discussions of tax matters in the Fund’s Prospectus and Statement of Additional Information for additional information concerning the treatment of the proceeds of a repurchase of Shares.

Withholding on Non-U.S. Shareholders. The Transfer Agent will withhold federal income taxes equal to 30% of the gross payments payable to a non-U.S. shareholder in exchange for Shares repurchased pursuant to the Offer unless the non-U.S. shareholder has provided to the Transfer Agent an appropriate IRS Form W-8 on which the shareholder claims eligibility for a reduced rate of withholding or establishes an exemption from withholding on dividends. A non-U.S. shareholder may be eligible to obtain a refund of tax withheld if such shareholder is able to timely establish that no tax or a reduced amount of tax was due.

Transfer Taxes. The Fund will pay all share transfer taxes, if any, payable on the transfer to it of Shares repurchased pursuant to the Offer. If, however, (a) payment of the Purchase Price is to be made to any person other than the registered owner(s), or (b) (in the circumstances permitted by the Offer) unpurchased Shares are to be registered in the name(s) of any person other than the registered owner(s), then the amount of any transfer taxes (whether imposed on the registered owner(s) or such other persons) payable on account of the transfer to such person(s) will be deducted from the purchase price by the Transfer Agent unless satisfactory evidence of the payment of such taxes, or exemption therefrom, is submitted.

9. Documents in Proper Form. All questions as to the validity, form, eligibility (including time of receipt) and acceptance of any tender of Shares will be determined by the Fund in its sole discretion, and its determination will be final and binding on all parties. The Fund reserves the absolute right to reject any or all tenders determined by it not to be in appropriate form or the acceptance of or payment for any Shares which may, in the opinion of the Fund’s counsel, be unlawful. The Fund also reserves the absolute right to waive any of the conditions of the Offer or any defect or irregularity in any tender of Shares, whether in general or with respect to any particular Shares or particular shareholder(s), and the Fund’s interpretations of the terms and conditions of the Offer will be final and binding on all parties. Unless waived, any defects or irregularities in connection with tenders must be cured within such time as the Fund determines. Tendered Shares will not be accepted for repurchase unless all defects and irregularities have either been cured within such time or waived by the Fund. None of the Fund, Palmer Square Capital Management, LLC, UMBFS or any other person shall be obligated to give notice of defects or irregularities in tenders, nor shall any of them incur any liability for failure to give any such notice. The Fund and UMBFS will not be liable for any loss incurred in the event that the Fund accepts repurchase requests that the Fund reasonably believes to be genuine.

Neither the Fund nor its Board of Trustees makes any recommendation to any shareholder as to whether to tender or refrain from tendering Shares. Each shareholder must make an independent decision whether to tender Shares and, if so, how many Shares to tender. No person has been authorized to make any recommendation on behalf of the Fund as to whether shareholders should tender Shares pursuant to this Offer. No person has been authorized to give any information or to make any representations in connection with the Offer other than those contained herein, in the Repurchase Offer Notice, in the Repurchase Request Form or in the Fund’s Prospectus.

For a copy of the Fund’s Prospectus or for other information, visit www.palmersquarefunds.com or call
1-866-933-9033.

Dated: January 15, 2021

PALMER SQUARE OPPORTUNISTIC INCOME FUND

DIRECT SHAREHOLDER

REPURCHASE OFFER REQUEST FORM

Repurchase Pricing Date: February 9, 2021	Repurchase Request Deadline: February 9, 2021

THIS FORM MUST BE COMPLETED AND RECEIVED BY 4:00 P.M. ET ON FEBRUARY 9, 2021 FOR REPURCHASE REQUEST TO BE IN GOOD ORDER FOR PROCESSING.

PLEASE FAX OR MAIL TO:

Palmer Square Opportunistic Income Fund	Fax – 1-816-860-3140
c/o UMB Fund Services	For Additional Information:
P.O. Box 2175	Phone: 1-866-933-9033
Milwaukee, WI 53201-2175

PART 1 – NAME AND ADDRESS

Account #:
Full Account Registration Line 1:
Full Account Registration Line 2:
Address:
City, State, Zip
Social Security # or Taxpayer Identification #:
Telephone Number:

PART 2 – AMOUNT OF SHARES OF THE FUND BEING REPURCHASED:

Number of Shares: ________________

PART 3 – PAYMENT

Please choose your method of payment:

[ ]	Deliver All Proceeds via Check to Shareholder Address
[ ]	Deliver All Proceeds to Bank Account on Record
[ ]	Deliver All Proceeds to New Bank Instructions (Must complete Part 4)

PART 4 – NEW BANK INSTRUCTIONS

(Medallion Signature Guarantee Required* if this Part is completed)

Bank Name:
ABA Routing Number:
Credit to:
Name(s) on Bank Account:
Bank Account Number:
For Further Credit to:
Name(s) on Investors Account:
Investor Account Number at Broker:

*PLACE SIGNATURE GUARANTEE BELOW:

PART 5 - SIGNATURE(S)

Signature	Print Name Investor/Custodian/Broker (and Title if applicable)

Signature	Print Name Investor/Custodian/Broker (and Title if applicable)

Signature	Print Name Investor/Custodian/Broker (and Title if applicable)

REPUCHASE REQUESTS WITHDRAWAL OR MODIFY ANY REQUEST TO REPURCHASE SHARES AT ANY TIME PRIOR TO 4:00 P.M. ET ON FEBRUARY 9, 2021 BUT NOT THEREAFTER.